Buffalo Discovery Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Shares or Face Amount			Fair Value*
		COMMON STOCKS - 96.79%
		Communication Services - 1.51%
		Entertainment - 1.51%
127,928		Take-Two Interactive Software, Inc. (a)	13,321,143

		Total Communication Services (Cost $15,194,820)	13,321,143

		Consumer Discretionary - 14.01%
		Auto Components - 1.77%
167,736		Aptiv PLC - ADR (a)(b)	15,621,254

		Hotels, Restaurants & Leisure - 5.24%
4,534		Chipotle Mexican Grill, Inc. (a)	6,290,880
73,291		Darden Restaurants, Inc.	10,138,344
591,386		Everi Holdings Inc. (a)	8,486,389
361,010		MGM Resorts International	12,104,665
312,076		Penn National Gaming, Inc. (a)	9,268,657
			46,288,935
		Internet & Direct Marketing Retail - 1.38%
138,862		Expedia Group, Inc. (a)	12,164,311

		Leisure Products - 1.20%
535,085		Topgolf Callaway Brands Corp. (a)	10,567,929

		Specialty Retail - 3.20%
79,063		Five Below, Inc. (a)	13,983,873
87,387		Floor & Decor Holdings, Inc. - Class A (a)	6,084,757
36,309		Tractor Supply Co.	8,168,435
			28,237,065
		Textiles, Apparel & Luxury Goods - 1.22%
26,957		Deckers Outdoor Corp. (a)	10,760,156

		Total Consumer Discretionary (Cost $125,544,635)	123,639,650

		Energy - 1.84%
		Energy Equipment & Services - 1.84%
303,428		Schlumberger Ltd. - ADR (b)	16,221,261

		Total Energy (Cost $10,225,949)	16,221,261

		Financials - 6.91%
		Banks - 0.49%
18,745		SVB Financial Group (a)	4,313,974

		Capital Markets - 4.87%
82,438		Intercontinental Exchange, Inc.	8,457,314
46,940		MSCI, Inc.	21,835,080
37,751		S&P Global, Inc.	12,644,320
			42,936,714
		Diversified Financial Services - 1.55%
137,708		Global Payments Inc.	13,677,159

		Total Financials (Cost $37,743,194)	60,927,847

		Health Care - 17.32%
		Biotechnology - 1.88%
412,696		Natera, Inc. (a)	16,577,999

		Health Care Equipment & Supplies - 4.90%
146,641		Alcon, Inc. - ADR (b)	10,052,241
337,064		Boston Scientific Corp. (a)	15,595,951
124,330		Edwards Lifesciences Corp. (a)	9,276,261
20,299		IDEXX Laboratories, Inc. (a)	8,281,180
			43,205,633
		Health Care Providers & Services - 1.56%
222,791		HealthEquity, Inc. (a)	13,732,837

		Health Care Technology - 2.58%
140,076		Doximity, Inc. (a)	4,700,951
268,426		Evolent Health, Inc. - Class A (a)	7,537,402
65,534		Veeva Systems, Inc. (a)	10,575,877
			22,814,230
		Life Sciences Tools & Services - 6.40%
77,972		Agilent Technologies, Inc.	11,668,510
574,073		Avantor, Inc. (a)	12,107,199
34,930		Bio-Rad Laboratories, Inc. (a)	14,687,716
36,800		Charles River Laboratories International, Inc. (a)	8,018,720
48,662		IQVIA Holdings, Inc. (a)	9,970,357
			56,452,502
		Total Health Care (Cost $144,981,934)	152,783,201

		Industrials - 17.25%
		Building Products - 1.49%
114,729		Builders FirstSource, Inc. (a)	7,443,617
135,572		Trex Co., Inc. (a)	5,738,763
			13,182,380
		Commercial Services & Supplies - 2.12%
307,044		Copart, Inc. (a)	18,695,909

		Construction & Engineering - 1.61%
166,429		MasTec, Inc. (a)	14,201,387

		Electrical Equipment - 2.84%
117,100		AMETEK, Inc.	16,361,212
353,196		Shoals Technologies Group, Inc. (a)	8,713,345
			25,074,557
		Machinery - 1.63%
274,314		Ingersoll Rand, Inc.	14,332,906

		Professional Services - 5.51%
260,436		CoStar Group, Inc. (a)	20,126,494
197,512		TransUnion	11,208,806
416,057		Upwork, Inc. (a)	4,343,635
73,123		Verisk Analytics, Inc.	12,900,360
			48,579,295
		Trading Companies & Distributors - 2.05%
179,853		Fastenal Co.	8,510,644
76,573		WESCO International, Inc. (a)	9,586,940
			18,097,584
		Total Industrials (Cost $101,440,681)	152,164,018

		Information Technology - 34.58%
		Communications Equipment - 6.60%
61,817		Arista Networks Inc. (a)	7,501,493
320,105		Calix, Inc. (a)	21,904,785
253,191		Ciena Corp. (a)	12,907,677
68,945		F5 Networks, Inc. (a)	9,894,297
115,607		Lumentum Holdings, Inc. (a)	6,031,218
			58,239,470
		Electronic Equipment, Instruments & Components - 4.39%
159,301		Amphenol Corp. - Class A	12,129,178
81,594		Keysight Technologies, Inc. (a)	13,958,285
343,334		National Instruments Corp.	12,669,025
			38,756,488
		IT Services - 5.49%
26,382		EPAM Systems, Inc. (a)	8,646,437
48,691		FleetCor Technologies, Inc. (a)	8,943,563
157,172		GoDaddy, Inc. - Class A (a)	11,759,609
189,328		Shift4 Payments, Inc. (a)	10,589,115
500,090		TaskUS, Inc. (a)	8,451,521
			48,390,245
		Semiconductors & Semiconductor Equipment - 5.05%
270,041		Azenta, Inc. (a)	15,721,787
20,363		Monolithic Power Systems, Inc.	7,200,560
27,366		SolarEdge Technologies, Inc. (a)	7,751,967
128,492		Universal Display Corp.	13,882,276
			44,556,590
		Software - 13.05%
21,179		ANSYS, Inc. (a)	5,116,635
34,070		Aspen Technology, Inc. (a)	6,997,978
58,902		Autodesk, Inc. (a)	11,007,017
40,098		CrowdStrike Holdings, Inc. (a)	4,221,918
572,329		DoubleVerify Holdings, Inc. (a)	12,568,345
91,415		Five9, Inc. (a)	6,203,422
73,870		Guidewire Software, Inc. (a)	4,621,307
63,978		Palo Alto Networks, Inc. (a)	8,927,490
65,000		Splunk, Inc. (a)	5,595,850
40,310		Synopsys, Inc. (a)	12,870,580
349,284		Tenable Holdings, Inc. (a)	13,325,184
288,614		The Trade Desk, Inc. - Class A (a)	12,938,566
33,113		Tyler Technologies, Inc. (a)	10,675,962
			115,070,254
		Total Information Technology (Cost $299,712,809)	305,013,047

		Materials - 3.37%
		Chemicals - 1.90%
71,184		Ecolab Inc.	10,361,543
19,639		Linde PLC - ADR (b)	6,405,849
			16,767,392
		Construction Materials - 1.47%
38,418		Martin Marietta Materials, Inc.	12,984,131

		Total Materials (Cost $27,872,871)	29,751,523

		TOTAL COMMON STOCKS (Cost $762,716,893)	853,821,690

		REITS - 1.50%
		Real Estate - 1.50%
		Equity Real Estate Investment Trusts (REITs) - 1.50%
13,256		Equinix Inc.	8,683,078
16,295		SBA Communications Corp.	4,567,651
		Total Real Estate (Cost $13,355,910)	13,250,729

		TOTAL REITS (Cost $13,355,910)	13,250,729

		SHORT TERM INVESTMENTS - 1.78%
		Investment Company - 1.78%
15,705,560		Fidelity Investments Money Market Funds - Government Portfolio - Class I - 4.074% (c)	15,705,560
		Total Investment Company	15,705,560

		TOTAL SHORT TERM INVESTMENTS (Cost $15,705,560)	15,705,560

		Total Investments (Cost ($791,778,363) - 100.07%	882,777,979
		Liabilities in Excess of Other Assets - (0.07)%	(614,895)
		TOTAL NET ASSETS - 100.00%	$882,163,084

		ADR — American Depositary Receipt
		PLC — Public Limited Company
	(a)	Non Income Producing.
	(b)	Foreign Issued Security. The total value of these securities amounted to $48,300,605 (5.48% of net assets) at December 31, 2022.
	(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2022.
	*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2022, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instInvesting in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at December 31, 2022

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2022. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$853,821,690	-	-	$853,821,690
REITs	13,250,729	-	-	13,250,729
Short Term Investments	15,705,560	-	-	15,705,560
Total*	$882,777,979	$-	-	$882,777,979

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2022.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of December 31, 2022. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of December 31, 2022.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.